Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012
Quarterly Financial Data

In millions	Quarter	First	Second	Third	Fourth
2013
Continuing operations
Net sales		$974	$1,060	$924	$962
Gross profit		294	332	272	264
Income (loss)		49	58	42	35
Income (loss) per common share
Basic		0.40	0.47	0.34	0.29
Diluted		0.40	0.47	0.34	0.28
Net income (loss)		53	65	93	41
Net income (loss) per common share
Basic		0.43	0.53	0.76	0.33
Diluted		0.43	0.53	0.75	0.33
Cash dividends declared		0.125	0.125	0.125	0.125
Market price
High		30.43	28.74	35.19	37.28
Low		24.31	24.96	27.30	31.75
Close		26.78	27.49	35.15	33.08

In millions	Quarter	First	Second	Third	Fourth
2012
Continuing operations
Net sales		$987	$1,053	$935	$983
Gross profit		273	298	260	270
Income (loss)		5	10	27	(62)
Income (loss) per common share
Basic		0.04	0.09	0.23	(0.52)
Diluted		0.04	0.09	0.23	(0.52)
Net income (loss)		(218)	470	(3)	599
Net income (loss) per common share
Basic		(1.86)	3.96	(0.02)	5.02
Diluted		(1.85)	3.94	(0.02)	5.02
Cash dividends declared		—	0.58	0.58	—
Market price[1]
High		30.39	29.69	33.95	34.43
Low		24.54	24.12	28.67	27.56
Close		25.19	29.15	33.17	28.99